Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended October 31, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.95%
From	01-Oct-12	15-Oct-12	15-Nov-12	Floating Allocation Percentage at Month-End	81.22%
To	31-Oct-12	15-Nov-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,221,776.35
Series Nominal Liquidation Amount	1,259,121,776.35

Required Participation Amount	$1,259,121,776.35		Accumulation Account
Excess Receivables	$242,368,776.21		Beginning	-

Total Collateral	$1,501,490,552.56		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	150.15%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.214000%
Beginning Gross Principal Pool Balance	$3,832,213,635.28		Applicable Margin	0.470000%
Total Principal Collections	$(1,354,253,221.82)			0.684000%
Investment in New Receivables	$1,250,398,212.90
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	589,000.00	0.59
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.59
Less Net CMA Offset	$(458,461,482.80)
Less Servicing Adjustment	$(2,235,440.50)		Total Due Investors	589,000.00	0.684000%
Ending Balance	$3,267,661,703.06		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,264,717.47
SAP for Next Period	45.95%

Average Receivable Balance	$3,319,059,026.24
Monthly Payment Rate	40.80%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,775,781.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,775,781.32